Convertible Bond and Derivative Financial Liability - Summary of the Movement of Convertible Bond (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
At January 1,	$ 14,362	$ 13,247
Interest for the year	55	1,040
Converted into class A shares	(14,414)
Exchange alignment	(3)	75
At December 31,	0	14,362
Derivative financial liability [Member]
Debt Instrument [Line Items]
At January 1,	1,764
At December 31,		1,764
At January 1,		1,662
Fair value gain recognized in profit or loss	(1,704)
Converted into class A shares	(55)
Exchange alignment	(5)	$ 102
At December 31,	$ 0